Commitments and Contingencies	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies {1}
Commitments and Contingencies

Note 7 - Commitments and Contingencies

Operating Leases

The Company currently maintains its corporate office at 137 Bay Street, Suite #7, Santa Monica, California 90405 on a month-to-month basis. The monthly payment for rent and expenses is $2,500.

Rent expense for office space amounted to $31,250 and $43,750 for the nine months ended September 30, 2014 and 2013, respectively.

Publisher Liabilities

Certain vendors with whom the Company engages to distribute click traffic provide their service prior to being compensated by the Company. In such instances the Company records a liability to reflect the amounts expected to be paid to such vendors, and reduces the liability when cash is disbursed to the vendors. As of September 30, 2014 and December 31, 2013, the Company had publisher liabilities of $2,396 and $18,867, respectively.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. The Company is currently not aware of any such legal proceedings that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.